PROPERTY AND EQUIPMENT - Summary of property and equipment (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment	$ 5,954,903	$ 5,607,777
Less accumulated depreciation and amortization	(2,183,054)	(1,627,497)
Property and equipment, net	3,771,849	3,980,280
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	4,827,626	4,534,801
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	810,248	810,248
Furniture and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	180,747	180,747
Computer equipment and software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 136,282	$ 81,981